SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments

	Year ended December 31, 2021
	Steel	Mining	Inter-segment eliminations	Total
IFRS

Net sales	16,043,033	526,270	(478,559)	16,090,744
Cost of sales	(10,082,270)	(310,634)	497,834	(9,895,070)

Gross profit	5,960,763	215,636	19,275	6,195,674

Selling, general and administrative expenses	(923,660)	(26,464)	—	(950,124)
Other operating income, net	24,515	1,071	—	25,586

Operating income - IFRS	5,061,618	190,243	19,275	5,271,136

Management view
Net sales	16,043,033	536,588	(488,877)	16,090,744
Operating income	4,210,135	204,070	1,586	4,415,791
Reconciliation items:
Differences in Cost of sales				855,345

Operating income - IFRS				5,271,136

Financial income (expense), net				92,462
Equity in earnings (losses) of non-consolidated companies				400,732

Income before income tax expense - IFRS				5,764,330

Depreciation and amortization - IFRS	(528,144)	(63,646)	—	(591,790)

	Year ended December 31, 2020
	Steel	Mining	Inter-segment eliminations	Total
IFRS

Net sales	8,679,513	390,541	(334,619)	8,735,435
Cost of sales	(7,172,635)	(268,905)	341,617	(7,099,923)

Gross profit	1,506,878	121,636	6,998	1,635,512

Selling, general and administrative expenses	(740,056)	(22,826)	—	(762,882)
Other operating income (expenses), net	208,965	(2,122)	—	206,843

Operating income - IFRS	975,787	96,688	6,998	1,079,473

Management view
Net sales	8,679,513	384,255	(328,333)	8,735,435
Operating income	1,046,623	101,937	689	1,149,249
Reconciliation items:
Differences in Cost of sales				(69,776)

Operating income - IFRS				1,079,473

Financial income (expense), net				22,331
Equity in earnings (losses) of non-consolidated companies				57,555

Income before income tax expense - IFRS				1,159,359

Depreciation and amortization - IFRS	(580,807)	(50,244)	—	(631,051)
4.    SEGMENT INFORMATION (continued)

	Year ended December 31, 2019
	Steel	Mining	Inter-segment eliminations	Total
IFRS

Net sales	10,186,171	364,058	(357,411)	10,192,818
Cost of sales	(8,552,493)	(259,535)	359,588	(8,452,440)

Gross profit	1,633,679	104,523	2,177	1,740,378

Selling, general and administrative expenses	(885,146)	(12,330)	—	(897,475)
Other operating income (expenses), net	21,931	(268)	—	21,663

Operating income - IFRS	770,466	91,924	2,177	864,566

Management view
Net sales	10,230,650	417,619	(410,972)	10,237,297
Operating income	841,169	146,636	2,177	989,982
Reconciliation items:
Differences in Cost of sales				99,315
Effect of inflation adjustment (Note 3 (cc))				(224,731)

Operating income - IFRS				864,566

Financial income (expense), net				(98,969)
Equity in earnings (losses) of non-consolidated companies				60,967

Income before income tax expense - IFRS				826,564

Depreciation and amortization - IFRS	(612,744)	(48,368)	—	(661,112)

Disclosure of geographical areas

	Year ended December 31, 2021
	Mexico	Southern region	Brazil and Other markets	Total

Net sales	8,990,868	3,377,596	3,722,280	16,090,744

Non-current assets (1)	4,789,273	861,149	1,683,412	7,333,834

	Year ended December 31, 2020
	Mexico	Southern region	Brazil and Other markets	Total

Net sales	4,660,278	1,762,785	2,312,372	8,735,435

Non-current assets (1)	4,726,342	919,490	1,767,432	7,413,264

	Year ended December 31, 2019
	Mexico	Southern region	Brazil and Other markets	Total

Net sales	5,477,690	1,704,132	3,010,996	10,192,818

Non-current assets (1)	4,584,802	1,008,860	1,889,757	7,483,419
(1) Includes Property, plant and equipment and Intangible assets.
Disclosure of products and services

	Year ended December 31,
	2021	2020	2019

Semi-finished (1)	167,138	3,632	51,496
Slabs	1,304,437	1,047,311	1,753,090
Hot rolled (2)	6,356,576	2,880,055	3,275,941
Cold rolled	1,990,143	1,101,963	1,165,406
Coated (3)	5,303,394	3,015,132	3,263,463
Roll-formed and tubular (4)	659,609	413,337	380,688
Other products (5)	309,447	274,005	302,734

TOTAL SALES	16,090,744	8,735,435	10,192,818
(1)Semi-finished includes billets and round bars.
(2)Hot rolled includes hot rolled flat products, merchant bars, reinforcing bars, stirrups and rods.
(3)Coated includes tin plate and galvanized products.
(4)Roll-formed and tubular includes tubes, beams, insulated panels, roofing and cladding, roof tiles, steel decks and pre-engineered metal building systems.
(5)Other products include mainly sales of energy and pig iron.